employee future benefits (Tables)	12 Months Ended
Dec. 31, 2017
employee future benefits
Schedule of defined benefit pension plans funded status

As at December 31 (millions)	2017	2016
PRESENT VALUE OF THE DEFINED BENEFIT OBLIGATIONS
Balance at beginning of year	$8,837	$8,620
Current service cost	100	109
Past service cost	(2)	2
Interest expense	331	340
Actuarial loss (gain) arising from:
Demographic assumptions	77	25
Financial assumptions	526	184
Benefits paid	(450)	(443)

Balance at end of year	9,419	8,837

PLAN ASSETS
Fair value at beginning of year	8,873	8,641
Return on plan assets
Notional interest income on plan assets at discount rate	330	339
Actual return on plan assets greater than discount rate	360	247
Contributions
Employer contributions (d)	66	70
Employees’ contributions	22	25
Benefits paid	(450)	(443)
Administrative fees	(6)	(6)

Fair value at end of year	9,195	8,873

Effect of asset ceiling limit
Beginning of year	(115)	(74)
Change	5	(41)

End of year	(110)	(115)

Fair value of plan assets at end of year, net of asset ceiling limit	9,085	8,758

FUNDED STATUS — PLAN SURPLUS (DEFICIT)	$(334)	$(79)

As at December 31 (millions)	Note	2017	2016
Funded status — plan surplus (deficit)
Pension benefit plans		$(334)	$(79)
Other benefit plans		(47)	(47)

		$(381)	$(126)

Presented in the Consolidated statements of financial position as:
Other long-term assets	20	$156	$358
Other long-term liabilities	27	(537)	(484)

		$(381)	$(126)

	2017					2016
As at December 31 (millions)	Defined benefit obligations accrued	Plan assets	Difference	PBSR solvency position 1		Defined benefit obligations accrued	Plan assets	Difference	PBSR solvency position 1
Pension plans that have plan assets in excess of defined benefit obligations accrued	$8,116	$8,272	$156	$335		$7,610	$7,968	$358	$320
Pension plans that have defined benefit obligations accrued in excess of plan assets
Funded	1,099	813	(286)	(80)		1,034	790	(244)	(67)
Unfunded	204	—	(204)	N/A	2	193	—	(193)	N/A	2

	1,303	813	(490)	(80)		1,227	790	(437)	(67)

	$9,419	$9,085	$(334)	$255		$8,837	$8,758	$(79)	$253

Defined benefit obligations accrued owed to:
Active members	$2,285					$2,140
Deferred members	560					557
Pensioners	6,574					6,140

	$9,419					$8,837

(1)

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (d)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (d)); as a result, the PBSR solvency positions in this table as at December 31, 2017 and 2016, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2016, was a net surplus of $294.

          Interim estimated solvency ratios as at December 31, 2017, ranged from 90% to 105% (2016 — updated estimate is 92% to 105%; interim estimate was 93% to 107%) and the estimated three-year average solvency ratios, adjusted as required by the PBSR, ranged from 93% to 104% (2016 — updated estimate is 92% to 103%; interim estimate was 93% to 104%).

          The solvency valuation effectively uses the fair value (excluding any asset ceiling limit effects) of the funded defined benefit pension plan assets (adjusted for theoretical wind-up expenses) to measure the solvency assets. Although the defined benefit obligations accrued and the solvency liabilities are calculated similarly, the assumptions used for each differ, primarily in respect of retirement ages and discount rates, and the solvency liabilities, due to the required assumption that each plan is terminated on the valuation date, do not reflect assumptions about future compensation levels. Relative to the experience-based estimates of retirement ages used for purposes of determining the defined benefit obligations accrued, the minimum no-consent retirement age used for solvency valuation purposes may result in either a greater or lesser pension liability, depending upon the provisions of each plan. The solvency positions in this table reflect composite weighted average discount rates of 3.00% (2016 — 3.10%). A hypothetical decrease of 25 basis points in the composite weighted average discount rate would result in a $316 decrease in the PBSR solvency position as at December 31, 2017 (2016 — $303); these sensitivities are hypothetical, should be used with caution, are calculated without changing any other assumption and generally cannot be extrapolated because changes in amounts may not be linear.

(2)	PBSR solvency position calculations are not required for the three pension plans arising from a pre-merger acquisition or for the non-registered, unfunded pension plans.

Schedule of defined benefit pension plan expense (recovery)

Years ended December 31 (millions)	2017				2016
Recognized in	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total	Employee benefits expense (Note 8)	Financing costs (Note 9)	Other comp. income (Note 11)	Total
Current service cost	$78	$—	$—	$78	$84	$—	$—	$84

Past service costs	(2)	—	—	(2)	2	—	—	2

Net interest; return on plan assets
Interest expense arising from defined benefit obligations accrued	—	331	—	331	—	340	—	340
Return, including interest income, on plan assets 1	—	(330)	(360)	(690)	—	(339)	(247)	(586)
Interest effect on asset ceiling limit	—	4	—	4	—	3	—	3

	—	5	(360)	(355)	—	4	(247)	(243)

Administrative fees	6	—	—	6	6	—	—	6

Re-measurements arising from:
Demographic assumptions	—	—	77	77	—	—	25	25
Financial assumptions	—	—	526	526	—	—	184	184

	—	—	603	603	—	—	209	209

Changes in the effect of limiting net defined benefit assets to the asset ceiling	—	—	(9)	(9)	—	—	38	38

	$82	$5	$234	$321	$92	$4	$—	$96

(1)

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued.

Summary of fair value measurements of our defined benefit pension plan assets

			Fair value measurements at reporting date using
	Total		Quoted prices in active markets for identical items		Other
As at December 31 (millions)	2017	2016	2017	2016	2017	2016
Asset class
Equity securities
Canadian	$1,385	$1,172	$1,129	$1,135	$256	$37
Foreign	1,867	1,876	853	1,189	1,014	687
Debt securities
Issued by national, provincial or local governments	1,512	1,463	1,389	1,362	123	101
Corporate debt securities	1,208	1,317	—	—	1,208	1,317
Asset-backed securities	31	31	—	—	31	31
Commercial mortgages	1,659	1,107	—	—	1,659	1,107
Cash, cash equivalents and other	486	1,151	38	29	448	1,122
Real estate	1,047	756	—	—	1,047	756

	9,195	8,873	$3,409	$3,715	$5,786	$5,158

Effect of asset ceiling limit	(110)	(115)

	$9,085	$8,758

Schedule of estimated future benefit payments from our defined benefit pension plans
Years ending December 31 (millions)
2018	$446
2019	454
2020	458
2021	465
2022	471
2023-2027	2,440

Schedule of defined benefit pension plans' target asset allocations and actual asset allocations

	Target allocation	Percentage of plan assets at end of year
Years ended December 31	2018	2017	2016
Equity securities	20-50%	35%	34%
Debt securities	40-75%	53%	57%
Real estate	5-25%	12%	9%
Other	0-10%	—	—

		100%	100%

Summary of significant weighted average actuarial assumptions in measuring defined benefit obligations and the sensitivity of key assumptions

	2017	2016
Discount rate 1 used to determine:
Net benefit costs for the year ended December 31	3.80%	4.00%
Defined benefit obligations accrued as at December 31	3.40%	3.80%
Current service cost in subsequent fiscal year	3.50%	4.00%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	2.51%	3.00%
Defined benefit obligations accrued as at December 31	2.70%	2.51%

(1)	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the timing of the obligation cash flows.

Schedule of defined contribution pension plan expense

Years ended, or as at, December 31	2017		2016
Increase (decrease) (millions)	Change in obligations	Change in expense	Change in obligations	Change in expense
Sensitivity of key demographic assumptions to an increase of one year 1 in life expectancy	$270	$11	$228	$10
Sensitivity of key financial assumptions to a hypothetical decrease of 25 basis points 1 in:
Discount rate	$337	$16	$310	$17
Rate of future increases in compensation	$(34)	$(3)	$(27)	$(3)

(1)

These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of the obligations and expenses. Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, increases in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

	2017		2016
Years ended December 31 (millions)	Total	Traditional	Transformative compensation (Notes 8, 16(c))	Total
Union pension plan and public service pension plan contributions	$23	$26	$36	$62
Other defined contribution pension plans	65	63	5	68

	$88	$89	$41	$130